Fair Value of Financial Instruments (Tables)	12 Months Ended
Jan. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Instruments

		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant and convertible note derivative liability at January 31, 2016	$3,293	-	-	$3,293
Warrant and convertible note derivative liability at January 31, 2015	$216,705	-	-	$216,705